Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2019
Registrant Name	MFS SERIES TRUST VIII
Entity Central Index Key	0000819673
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 28, 2020
Prospectus Date	Feb. 28, 2020
MFS ® Global Growth Fund | R6
Prospectus:
Trading Symbol	MWOKX
MFS ® Global Growth Fund | R3
Prospectus:
Trading Symbol	MWOHX
MFS ® Global Growth Fund | R2
Prospectus:
Trading Symbol	MGWRX
MFS ® Global Growth Fund | R1
Prospectus:
Trading Symbol	MWOGX
MFS ® Global Growth Fund | I
Prospectus:
Trading Symbol	MWOIX
MFS ® Global Growth Fund | C
Prospectus:
Trading Symbol	MWOCX
MFS ® Global Growth Fund | B
Prospectus:
Trading Symbol	MWOBX
MFS ® Global Growth Fund | R4
Prospectus:
Trading Symbol	MWOJX
MFS ® Global Growth Fund | A
Prospectus:
Trading Symbol	MWOFX
MFS ® Strategic Income Fund | R6
Prospectus:
Trading Symbol	MFIWX
MFS ® Strategic Income Fund | I
Prospectus:
Trading Symbol	MFIIX
MFS ® Strategic Income Fund | C
Prospectus:
Trading Symbol	MIOCX
MFS ® Strategic Income Fund | B
Prospectus:
Trading Symbol	MIOBX
MFS ® Strategic Income Fund | A
Prospectus:
Trading Symbol	MFIOX